Other Payables and Accruals - Additional Information (Details) - 6 months ended Jun. 30, 2023 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Trade And Other Payables [Abstract]
Reclassified previously received government subsidy from deferred income	¥ 5.0	$ 0.7